DEBT - Convertible Bonds (Details) (USD $) In Millions, except Share data, unless otherwise specified			1 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012	Mar. 31, 2012 Convertible debt Convertible bonds	Dec. 31, 2013 Convertible debt Convertible bonds	Dec. 04, 2013 Convertible debt Convertible bonds
Debt:
Proceeds from issuance of convertible bonds			$ 250.0
Convertible debt			221.9
Carrying amount of equity component			$ 25.0
Percentage of prinipal amount convertible			100.00%
Coupon rate			3.75%
Debt Instrument, Convertible, Conversion Price			$ 55	$ 50.28	$ 52.29
Minimum percentage for conversion	90.00%
Declared dividend per share (USD per share)	$ 1.35	$ 1.60
Number of shares issuable if bonds are converted	4,972,155